Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES
5.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Company may become involved in various lawsuits and legal proceedings. While the ultimate results of these matters cannot be predicted with certainty, management does not expect them to have a material adverse effect on the financial position or results of operations of the Company.

DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

Note 5—Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans and the Contributions (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the working capital loans and the Contributions and upon conversion of the Founder Shares and the Overfunding Loans), will be entitled to registration rights pursuant to a registration and shareholder rights agreement signed upon the consummation of the Initial Public Offering. These holders will be entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter was entitled to an underwriting discount of $0.14 per Unit, or approximately $0.8 million in the aggregate, paid upon the closing of the Initial Public Offering. An additional fee of $0.35 per Unit, or $2.1 million in the aggregate will be payable to the underwriter for deferred underwriting commissions. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

The underwriter was entitled to an additional fee of approximately $45,000, which was paid upon closing of the Partial Over-Allotment, and approximately $112,000 in deferred underwriting commissions in connection with the consummation of the Partial Over-Allotment.

Advisory Arrangement

On August 14, 2025, in connection with the proposed Business Combination with Horizon, the Company entered into an engagement arrangement with an advisory firm to assist with investor outreach and capital markets activities related to the proposed transaction, including the PIPE financing as described in Note 1. The agreement provides that the advisor will be entitled to (i) a transaction fee of $4.0 million payable upon the closing of the Business Combination if the minimum cash condition is met, or, if such conditions are not satisfied, an incentive bonus of up to $4.0 million at the Company’s discretion, and (ii) placement agent fees in connection with any private placement equal to (a) 5.0% of the gross proceeds from investors introduced by the advisor and (b) 3.0% of the gross proceeds from other investors participating in the private placement, in each case payable upon the closing of such private placement.